Document and Entity Information	Aug. 20, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001784254
Document Type	8-K
Document Period End Date	Aug. 20, 2021
Entity Registrant Name	MediaCo Holding Inc.
Entity Incorporation State Country Code	IN
Entity File Number	001-39029
Entity Tax Identification Number	84-2427771
Entity Address, Address Line One	395 Hudson Street
Entity Address, Address Line Two	Floor 7
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	(212)
Local Phone Number	229-9797
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	MDIA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false